BLACKROCK MUNICIPAL SERIES TRUST

BlackRock Strategic Municipal Opportunities Fund

(the “Fund”)

Supplement dated December 1, 2025

to the Statement of Additional Information of the Fund (the “SAI”), dated September 26, 2025, as amended or supplemented to date

Effective immediately, the following change is made to the Fund’s SAI:

The chart listing investments and investment strategies in the section of the Fund’s SAI entitled “I. Investment Objective and Policies” as it relates to the Fund is deleted in its entirety and replaced with the following:

BlackRock Strategic Municipal Opportunities Fund
Asset-Backed Securities
Asset-Based Securities
Precious Metal-Related Securities
Borrowing and Leverage	X
Cash Management	X
Collateralized Debt Obligations
Collateralized Bond Obligations
Collateralized Loan Obligations
Commercial Paper	X
Commodity-Linked Derivative Instruments and Hybrid Instruments
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities
Corporate Loans
Direct Lending
Credit Linked Securities
Cyber Security Issues	X
Debt Securities	X
Floating Rate and Variable Rate Securities	X
Inflation-Indexed Bonds	X
Investment Grade Debt Obligations	X
High Yield Investments (“Junk Bonds”)	X
Mezzanine Investments
Pay-in-kind Bonds	X
Supranational Entities

BlackRock Strategic Municipal Opportunities Fund
Depositary Receipts (ADRs, EDRs and GDRs)
Derivatives	X
Hedging	X
Speculation	X
Risk Factors in Derivatives	X
Correlation Risk	X
Counterparty Risk	X
Credit Risk	X
Currency Risk
Illiquidity Risk	X
Leverage Risk	X
Market Risk	X
Valuation Risk	X
Volatility Risk	X
Futures	X
Swap Agreements	X
Credit Default Swaps and Similar Instruments	X
Interest Rate Swaps, Floors and Caps	X
Total Return Swaps	X
Options	X
Options on Securities and Securities Indices	X
Call Options	X
Put Options	X
Options on Government National Mortgage Association (“GNMA”) Certificates
Options on Swaps (“Swaptions”)	X
FLEX Options
Foreign Exchange Transactions
Spot Transactions and FX Forwards
Currency Futures
Currency Options
Currency Swaps
Distressed Securities	X
Environmental, Social and Governance (“ESG”) Integration	X
Equity Securities	X
Real Estate-Related Securities

BlackRock Strategic Municipal Opportunities Fund
Securities of Smaller or Emerging Growth Companies
Tracking Stocks
Exchange-Traded Notes (“ETNs”)
Foreign Investments
Foreign Investment Risks
Foreign Market Risk
Foreign Economy Risk
Currency Risk and Exchange Risk
Governmental Supervision and Regulation/Accounting Standards
Certain Risks of Holding Fund Assets Outside the United States
Publicly Available Information
Settlement Risk
Sovereign Debt
Withholding Tax Reclaims Risk
U.S. Economic Trading Partners Risk
Funding Agreements
Guarantees	X
Illiquid Investments	X
Index Funds
Cash Flows; Expenses
Tracking Error Risk
S&P 500 Index
Russell Indexes
MSCI Indexes
FTSE Indexes
Bloomberg Indexes
ICE BofA Indexes
Indexed and Inverse Securities	X
Inflation Risk	X
Initial Public Offering (“IPO”) Risk
Investment in Emerging Markets
Brady Bonds
China Investments Risk
Investment in Other Investment Companies	X
Exchange-Traded Funds	X

BlackRock Strategic Municipal Opportunities Fund
Issuer Insolvency Risk	X
Lease Obligations	X
Life Settlement Investments
Liquidity Risk Management	X
Master Limited Partnerships
Merger Transaction Risk
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X
Money Market Securities	X
Mortgage-Related Securities	X
Mortgage-Backed Securities	X
Collateralized Mortgage Obligations (“CMOs”)	X
Adjustable Rate Mortgage Securities	X
CMO Residuals
Stripped Mortgage-Backed Securities
Tiered Index Bonds
TBA Commitments	X
Mortgage Dollar Rolls
Net Interest Margin (NIM) Securities
Municipal Investments	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X
Description of Municipal Bonds	X
General Obligation Bonds	X
Revenue Bonds	X
Private Activity Bonds (“PABs”)	X
Moral Obligation Bonds	X
Municipal Notes	X
Municipal Commercial Paper	X
Municipal Lease Obligations	X
Tender Option Bonds	X
Yields	X
Variable Rate Demand Obligations (“VRDOs”)	X
Transactions in Financial Futures Contracts on Municipal Indexes	X
Call Rights	X
Municipal Interest Rate Swap Transactions	X
Insured Municipal Bonds	X

BlackRock Strategic Municipal Opportunities Fund
Build America Bonds	X
Tax-Exempt Municipal Investments	X
Participation Notes
Portfolio Turnover Rates	X
Preferred Stock
Tax-Exempt Preferred Shares	X
Trust Preferred Securities
Proxy Voting Policies
Open-End Active and Fixed Income Index Fund Proxy Voting Policy	X
BlackRock Active Investment Stewardship Climate and Decarbonization Stewardship Guidelines
Index Equity Fund Proxy Voting Policy
BlackRock Investment Stewardship Climate and Decarbonization Stewardship Guidelines
Real Estate Investment Trusts (“REITs”)
Recent Market Events	X
Reference Rate Replacement Risk	X
Repurchase Agreements and Purchase and Sale Contracts	X
Restricted Securities	X
Reverse Repurchase Agreements	X
Rights Offerings and Warrants to Purchase	X
Rule 144A Securities	X
Securities Lending	X
Short Sales	See note 1 below
Special Purpose Acquisition Companies
Standby Commitment Agreements	X
Stripped Securities
Structured Notes
Taxability Risk	X
Temporary Defensive Measures	X
U.S. Government Obligations	X
U.S. Treasury Obligations	X
U.S. Treasury Rolls
Utility Industries	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X

BlackRock Strategic Municipal Opportunities Fund
Yields and Ratings	X
Zero Coupon Securities	X

_____________

1.	The Fund may only make short sales “against-the-box.”

Shareholders should retain this Supplement for future reference.

SAI-SMO-1225SUP